Summary of Significant Accounting Policies - Geographic Information (Details 1) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Property and equipment, net of accumulated depreciation of $2,195,849 and $2,092,222, respectively	$ 1,881,028	$ 1,860,247	$ 318,201
Monitoring equipment, net of accumulated amortization of $1,065,534 and $1,183,346, respectively	2,057,078	1,914,666	1,236,696
UnitedStatesOfAmericaMember
Property and equipment, net of accumulated depreciation of $2,195,849 and $2,092,222, respectively		611,095	318,201
Monitoring equipment, net of accumulated amortization of $1,065,534 and $1,183,346, respectively		1,646,137	878,823
Latin America [Member]
Property and equipment, net of accumulated depreciation of $2,195,849 and $2,092,222, respectively		1,168,406
Monitoring equipment, net of accumulated amortization of $1,065,534 and $1,183,346, respectively		237,667
CaribbeanCountriesAndCommonwealthMember
Property and equipment, net of accumulated depreciation of $2,195,849 and $2,092,222, respectively
Monitoring equipment, net of accumulated amortization of $1,065,534 and $1,183,346, respectively			351,138
OtherForeignCountriesMember
Property and equipment, net of accumulated depreciation of $2,195,849 and $2,092,222, respectively		80,746
Monitoring equipment, net of accumulated amortization of $1,065,534 and $1,183,346, respectively		$ 31,862	$ 6,735